Other current liabilities	12 Months Ended
Dec. 31, 2019
Other current liabilities
Other current liabilities

11. Other current liabilities

Other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Payables related to property and equipment	973,620	1,076,935
Deposits from network partners(1)	741,914	925,925
Salary and welfare payable	643,129	838,527
Payables for repurchasing ordinary shares	24,146	—
Construction deposits	27,362	55,832
Payables to network partners(2)	202,343	260,228
Others	221,255	394,841
Total	2,833,769	3,552,288
(1)	Amount primarily represents the waybill deposits collected from the pickup outlets operated by network partners, which is refunded when the parcel is delivered to the recipients.
(2)	Payables to network partners represent the amount collected by the Company on behalf of its network partners in the provision of express delivery services.